INVENTORIES (Tables)	12 Months Ended
Dec. 31, 2013
INVENTORIES [Abstract]
Schedule of Inventories
	December 31,
	2 0 1 3	2 0 1 2

Raw materials	529	562
Work in process	121	77
Finished products	215	134
	865	773